Initial Public Offering	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Initial Public Offering Abstract
INITIAL PUBLIC OFFERING

NOTE 4. INITIAL PUBLIC OFFERING

On December 28, 2020, the Company sold 17,500,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one share of common stock, par value $0.0001 per share, one redeemable warrant (the “Public Warrants”) and one right (the “Rights”). Each Public Warrant entitles the holder thereof to purchase one-half (1/2) of a share of common stock at a price of $11.50 per whole share. Each Right entitles the holder thereof to receive one-twentieth (1/20) of a share of common stock upon consummation of an initial Business Combination.

On December 30, 2020, the Company sold 2,625,000 Over-Allotment Units pursuant to the underwriters’ full exercise of the over-allotment option (see Note 8), generating aggregate of gross proceeds of $26,250,000.

NOTE 4. INITIAL PUBLIC OFFERING

On December 28, 2020, the Company sold 17,500,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one share of common stock, par value $0.0001 per share, one redeemable warrant (the “Public Warrants”) and one right (the “Rights”). Each Public Warrant entitles the holder thereof to purchase one-half (1/2) of a share of common stock at a price of $11.50 per whole share. Each Right entitles the holder thereof to receive one-twentieth (1/20) of a share of common stock upon consummation of an initial Business Combination.

On December 30, 2020, the Company sold 2,625,000 Over-Allotment Units pursuant to the underwriters’ full exercise of the over-allotment option (see Note 7), generating aggregate of gross proceeds of $26,250,000.